Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000254615 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254615 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000254615 | 531229755 | Liberty Media Corp-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254615 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254615 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000254615 | 224408104 | Crane Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254615 | 71377A103 | Performance Food Group Company
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254615 | B1WT5G2 | DSV A/S
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254615 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254615 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254615 | IndustrialsB1WT5G2
Holdings [Line Items]
Percent of Total Investments	100.00%
C000254615 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000254615 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000254615 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000254615 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000254615 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000254615 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000254614 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254614 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000254614 | 531229755 | Liberty Media Corp-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254614 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254614 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000254614 | 224408104 | Crane Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254614 | 71377A103 | Performance Food Group Company
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254614 | B1WT5G2 | DSV A/S
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254614 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254614 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254614 | IndustrialsB1WT5G2
Holdings [Line Items]
Percent of Total Investments	100.00%
C000254614 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000254614 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000254614 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000254614 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000254614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000254614 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%